Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.1%
Debt Funds - 30.7%
iShares 0-5 Year High Yield Corporate Bond ETF	36,927	$1,622,942
iShares 20+ Year Treasury Bond ETF	9,901	1,616,437
iShares 3-7 Year Treasury Bond ETF	39,005	5,210,678
iShares 7-10 Year Treasury Bond ETF	5,344	651,006
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,600	1,293,216
iShares Long-Term Corporate Bond ETF	137,270	9,665,181
iShares Short Maturity Bond ETF	51,976	2,604,517
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	118,521	6,507,988
iShares Trust iShares 5-10 Year Investment Grade Corporate Bond ETF	21,329	1,297,017
iShares U.S. Treasury Bond ETF	395,911	11,065,712
Total Debt Funds		41,534,694
Equity Funds - 64.4%
iShares Core MSCI EAFE ETF	158,824	9,573,911
iShares Core S&P 500 ETF	104,080	34,977,125
iShares Core S&P Mid-Cap ETF	35,810	6,635,951
iShares Core S&P Small-Cap ETF	119,074	8,362,567
iShares Global Tech ETF	8,753	2,307,903
iShares MSCI EAFE Growth ETF	43,205	3,883,265
iShares MSCI USA Min Vol Factor ETF	40,396	2,574,437
iShares MSCI USA Value Factor ETF	51,746	3,817,820
iShares Trust iShares ESG Aware MSCI USA ETF	161,046	12,273,316
iShares U.S. Financial Services ETF	10,280	1,254,366
iShares, Inc. iShares ESG Aware MSCI EM ETF	46,928	1,671,106
Total Equity Funds		87,331,767
Total Exchange Traded Funds (Cost - $106,898,411)		128,866,461
Short-Term Investments - 3.6%
Money Market Funds - 3.6%
Dreyfus Government Cash Management, 0.02%(a)	4,711,280	4,711,280
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a)	165,822	165,822
Total Short-Term Investments (Cost - $4,877,102)		4,877,102
Total Investments - 98.7% (Cost - $111,775,513)		$133,743,563
Other Assets Less Liabilities - Net 1.3%		1,795,775
Total Net Assets - 100.0%		$135,539,338

(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	41	12/18/2020	$3,084,020	$(22,820)
MSCI EAFE Future	Goldman Sachs & Co.	43	12/18/2020	3,984,380	74,990
MSCI Emerging Market Index Future	Goldman Sachs & Co.	9	12/18/2020	489,825	955
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	3	12/18/2020	684,435	(20,927)
S&P 500 E-Mini Future	Goldman Sachs & Co.	90	12/18/2020	15,084,000	(150,715)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	14	12/18/2020	2,598,260	(9,955)
Total Net Unrealized Depreciation on Futures Contracts					$(128,472)